September 4, 2002
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Filings - Rule 497(j)

Re:  Dreyfus Premier State Municipal Bond Fund
     Registration Statement File No. 33-10238
     CIK No. 0000806176

Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 35 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 27, 2002.

                                                   Very truly yours,




                                                   James Bitetto

JB:kwm
Enclosures



cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan